Shareholder Fees - FidelitySeriesSmallCapDiscoveryFund-PRO	Jun. 29, 2024 USD ($)
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none